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                          UNITED STATES                       OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION    -------------------------
                       Washington, D.C. 20549          OMB Number:    3235-0456
                                                       Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1
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                           FORM 24F-2
                 Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

                 Read instructions at end of Form
                      before preparing Form.

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      1.   Name and address of issuer:

           Agilex Funds (formerly Black Diamond Funds)
           1200 South Pine Island Road, Suite 300
           Plantation, Florida 33324

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      2.   The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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      3.   Investment Company Act File Number:

           811-21123

           Securities Act File Number:

           333-91050

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     4(a). Last day of fiscal year for which this Form is filed:

           December 31, 2003

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     4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of
           the issuer's fiscal year).  (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
           REGISTRATION FEE DUE.

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      4(c) [ ] Check box if this is the last  time the  issuer  will be filing this Form.

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

---------------------------------------------------- --------------------- -----
      5.   Calculation of registration fee:

           (i)  Aggregate  sale price of securities
                sold during the fiscal year
                pursuant to section  24(f):                       $33,786,034.00
                                                                   -------------

           (ii) Aggregate price of securities
                redeemed or repurchased during
                the fiscal year:                  $ 7,055,659.00
                                                  --------------

           (iii)Aggregate price of securities
                redeemed or repurchased during
                any prior  fiscal year ending
                no earlier than  October 1, 1995
                that were not previously used
                to reduce  registration  fees
                payable to the Commission:        $            0
                                                  --------------

           (iv) Total available redemption
                credits [add Items 5(ii)
                and 5(iii)]:                                     -$ 7,055,659.00
                                                                 ---------------

           (v)  Net sales - if item 5(i) is
                greater  than Item  5(iv)
                [subtract item 5(iv) from
                Item  5(i)]:                                      $26,730,375.00
                                                                  --------------

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           (vi) Redemption credits available
                for use in future years -- if
                Item 5(i) is less than Item
                5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                  $(           0)
                                                  ---------------

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           (vii)Multiplier for determining
                registration fee (See                               x  0.0001267
                Instruction C.9):                                   ------------

          (viii)Registration fee due [multiply
                Item 5(v) by Item 5(vii)]
                (enter "0" if no fee is due):                       =$  3,386.74
                                                                    ============

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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      7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                   +$          0
                                                                     -----------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                                    =$  3,386.74
                                                                      ==========
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

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      9.   Date the registration fee and any interest payment was sent to the
           Commission's lockbox depository:  March 24, 2004

               Method of Delivery:

                                [X] Wire Transfer
                                [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Robert Gunville
                           -------------------
                           Robert Gunville
                           Title:  Chief Operating Officer

Date: March 25, 2004

             *Please print the name and title of the signing officer
                              below the signature.